UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04524)

Exact name of registrant as specified in charter: Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/06 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (35.2%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029		$100,000	$100,243
Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029		81,000	81,609
Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.009s, 2029		154,000	160,028
Banc of America Commercial Mortgage, Inc. Ser. 04-3,
Class A5, 5.303s, 2039		160,000	157,730
Banc of America Commercial Mortgage, Inc. 144A Ser.
01-PB1, Class K, 6.15s, 2035		100,000	98,994
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.337s, 2014		100,000	99,815
FRB Ser. 05-ESHA, Class K, 7.159s, 2020		161,000	161,087
FRB Ser. 05-BOCA, Class L, 7.069s, 2016		200,000	199,998
FRB Ser. 06-LAQ, Class M, 6.995s, 2021		145,000	145,365
FRB Ser. 06-LAQ, Class L, 6.895s, 2021		132,000	132,416
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033		148,991	148,798
Bayview Commercial Asset Trust 144A
FRB Ser. 06-CD1A, Class A1, 4.607s, 2023	CAD	3,273,351	2,896,771
Ser. 06-CD1A, Interest only (IO), 0.84s, 2023	CAD	12,986,128	801,003
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 7.019s, 2018		$148,000	148,000
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.198s, 2032		100,000	110,408
Broadgate Financing PLC sec. FRB Ser. D, 5.553s, 2023
(United Kingdom)	GBP	111,550	207,638
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030		$362,000	367,222
Ser. 98-1, Class G, 6.56s, 2030		89,000	90,655
Ser. 98-1, Class H, 6.34s, 2030		203,000	168,200
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Class A3, 6.57s, 2030		340,000	340,714
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		157,000	159,799
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046		1,776,000	1,787,933
Ser. 04-LB2A, Class A4, 4.715s, 2039		367,000	344,309
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 01-FL5A, Class G, 6.133s, 2013 (acquired 9/26/05,
cost $239,795) (RES)		241,000	239,795
Countrywide Alternative Loan Trust
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036		90,998	313
IFB Ser. 06-20CB, Class A14, IO, zero %, 2036		73,272	137
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036		1,622,049	3,802
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036		129,921	700
Ser. 05-24, Class 1AX, IO, 1.246s, 2035		3,054,880	54,282
Ser. 05-24, Class IIAX, IO, 1.201s, 2035		1,454,952	40,066
Ser. 06-OA10, Class XBI, IO, 0.338s, 2046		458,663	23,988
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035		119,000	129,117
Ser. 04-C2, Class A2, 5.416s, 2036		180,000	176,668
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		362,000	379,661
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	72,297
Ser. 03-CK2, Class AX, IO, 0.448s, 2036		2,878,274	82,975
Ser. 03-C3, Class AX, IO, 0.331s, 2038		1,421,138	58,729
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	128,509
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	217,513
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B1, 7.91s, 2030		61,000	61,625
Ser. 97-CF1, Class A3, 7.76s, 2030		160,000	160,641
European Loan Conduit FRB Ser. 6X, Class E, 6.49s,
2010 (United Kingdom)	GBP	87,776	164,105
European Loan Conduit 144A
FRB Ser. 6A, Class F, 6.99s, 2010 (United Kingdom)	GBP	45,716	85,489
FRB Ser. 22A, Class D, 5.59s, 2014 (Ireland)	GBP	103,500	193,214
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.608s, 2014 (United Kingdom)	GBP	240,610	449,081
Fannie Mae
FRB Ser. 05-65, Class ER, zero %, 2035		$233,836	240,608
FRB Ser. 05-57, Class UL, zero %, 2035		245,949	256,402
IFB Ser. 05-37, Class SU, 7.66s, 2035		254,694	267,620
IFB Ser. 06-76, Class QB, 7 1/2s, 2036		217,000	227,405
IFB Ser. 06-60, Class TK, 7.06s, 2036		99,995	99,159
IFB Ser. 06-63, Class SP, 6.99s, 2036		237,134	243,599
IFB Ser. 06-70, Class PK, 6.2s, 2036		107,000	106,412
IFB Ser. 05-74, Class SK, 5.321s, 2035		250,721	242,374
IFB Ser. 05-74, Class CS, 5.211s, 2035		153,668	147,904
IFB Ser. 06-70, Class US, 5.115s, 2032		219,000	210,489
IFB Ser. 05-74, Class CP, 5.005s, 2035		134,796	130,361
IFB Ser. 05-76, Class SA, 5.005s, 2034		191,361	182,786
IFB Ser. 05-57, Class CD, 4.931s, 2035		130,320	126,095
IFB Ser. 06-8, Class PK, 4.86s, 2036		222,980	207,393
IFB Ser. 06-27, Class SP, 4.822s, 2036		157,000	150,540
IFB Ser. 06-11, Class PS, 4.822s, 2036		229,039	216,300
IFB Ser. 06-8, Class HP, 4.822s, 2036		201,145	191,673
IFB Ser. 06-8, Class WK, 4.822s, 2036		302,874	285,354
IFB Ser. 05-106, Class US, 4.822s, 2035		324,813	313,472
IFB Ser. 05-99, Class SA, 4.822s, 2035		160,578	153,511
IFB Ser. 05-45, Class DA, 4.675s, 2035		317,842	302,166
IFB Ser. 05-74, Class DM, 4.638s, 2035		309,933	293,525
IFB Ser. 05-45, Class DC, 4.565s, 2035		176,579	167,139
IFB Ser. 06-60, Class CS, 4.345s, 2036		102,407	91,756
IFB Ser. 05-57, Class DC, 4.274s, 2034		227,561	218,713

IFB Ser. 05-45, Class PC, 4.095s, 2034	94,778	90,673
IFB Ser. 05-93, Class AS, 3.412s, 2034	96,134	83,844
IFB Ser. 97-44, Class SN, IO, 2.82s, 2023	107,020	9,247
IFB Ser. 02-89, Class S, IO, 2.815s, 2033	288,777	25,448
IFB Ser. 03-66, Class SA, IO, 2.265s, 2033	307,159	22,365
IFB Ser. 03-48, Class S, IO, 2.165s, 2033	132,714	9,539
IFB Ser. 02-92, Class SB, IO, 1.965s, 2030	104,458	6,263
IFB Ser. 05-113, Class DI, IO, 1.845s, 2036	5,469,513	293,325
IFB Ser. 04-89, Class EI, IO, 1.765s, 2034	1,070,078	69,072
IFB Ser. 04-24, Class CS, IO, 1.765s, 2034	395,002	25,860
IFB Ser. 04-65, Class ST, IO, 1.728s, 2034	435,008	22,566
IFB Ser. 04-60, Class SW, IO, 1.728s, 2034	758,165	48,221
IFB Ser. 03-122, Class SJ, IO, 1.715s, 2028	590,198	27,619
IFB Ser. 03-122, Class SA, IO, 1.715s, 2028	555,317	25,382
IFB Ser. 04-51, Class S0, IO, 1.665s, 2034	76,108	3,687
IFB Ser. 05-65, Class KI, IO, 1.615s, 2035	614,716	33,050
IFB Ser. 05-42, Class SA, IO, 1.415s, 2035	632,332	31,886
IFB Ser. 05-73, Class SI, IO, 1.365s, 2035	152,548	7,494
IFB Ser. 05-17, Class SY, IO, 1.365s, 2035	148,411	8,662
IFB Ser. 05-17, Class ES, IO, 1.365s, 2035	318,950	18,696
IFB Ser. 05-82, Class SY, IO, 1.345s, 2035	719,944	32,638
IFB Ser. 05-82, Class SW, IO, 1.345s, 2035	566,080	23,506
IFB Ser. 05-45, Class SR, IO, 1.335s, 2035	1,015,861	47,157
IFB Ser. 05-47, Class SW, IO, 1.335s, 2035	746,409	30,294
IFB Ser. 05-95, Class CI, IO, 1.315s, 2035	339,118	18,273
IFB Ser. 05-104, Class SI, IO, 1.315s, 2033	387,220	19,983
IFB Ser. 05-87, Class SG, IO, 1.315s, 2035	745,658	34,162
IFB Ser. 05-89, Class S, IO, 1.315s, 2035	1,029,131	46,436
IFB Ser. 05-84, Class SG, IO, 1.315s, 2035	586,834	31,058
IFB Ser. 05-57, Class CI, IO, 1.315s, 2035	428,655	20,787
IFB Ser. 05-57, Class DI, IO, 1.315s, 2035	1,038,238	47,692
IFB Ser. 05-69, Class AS, IO, 1.315s, 2035	152,844	7,571
IFB Ser. 05-54, Class SA, IO, 1.315s, 2035	697,940	29,444
IFB Ser. 05-29, Class SX, IO, 1.315s, 2035	574,286	30,595
IFB Ser. 05-29, Class SY, IO, 1.315s, 2035	1,445,099	80,194
IFB Ser. 05-17, Class SE, IO, 1.315s, 2035	468,271	26,201
IFB Ser. 05-23, Class SG, IO, 1.315s, 2035	478,864	25,514
IFB Ser. 05-17, Class SA, IO, 1.315s, 2035	435,810	24,571
IFB Ser. 04-92, Class S, IO, 1.315s, 2034	474,223	23,860
IFB Ser. 05-83, Class QI, IO, 1.305s, 2035	93,994	5,678
IFB Ser. 05-92, Class SC, IO, 1.295s, 2035	794,340	41,270
IFB Ser. 05-73, Class SD, IO, 1.295s, 2035	384,681	22,149
IFB Ser. 06-20, Class PI, IO, 1.295s, 2030	700,052	24,587
IFB Ser. 05-83, Class SL, IO, 1.285s, 2035	1,559,457	71,339
IFB Ser. 06-45, Class SM, IO, 1.215s, 2036	447,878	20,575
IFB Ser. 06-20, Class IG, IO, 1.265s, 2036	1,892,965	79,187
IFB Ser. 06-8, Class NS, IO, 1.245s, 2036	917,500	46,346
IFB Ser. 06-65, Class DS, IO, 1.265s, 2036	150,574	7,435
IFB Ser. 06-44, Class IS, IO, 1.215s, 2036	135,349	6,429
IFB Ser. 06-8, Class PS, IO, 1.215s, 2036	515,092	28,850
IFB Ser. 06-20, Class IB, IO, 1.205s, 2036	811,271	32,581
IFB Ser. 06-53, Class US, IO, 1.195s, 2036	192,810	9,001
IFB Ser. 04-72, Class SB, IO, 1.178s, 2034	319,417	11,579
IFB Ser. 06-42, Class LI, IO, 1.175s, 2036	1,484,414	68,745
IFB Ser. 06-42, Class CI, IO, 1.165s, 2036	1,464,660	67,311
IFB Ser. 06-61, Class SE, IO, 1.165s, 2036	188,963	6,347
IFB Ser. 03-124, Class ST, IO, 1.115s, 2034	207,837	7,729
IFB Ser. 03-112, Class SA, IO, 1.115s, 2028	289,927	8,586
IFB Ser. 05-67, Class BS, IO, 0.765s, 2035	402,755	12,460
IFB Ser. 05-74, Class SE, IO, 0.715s, 2035	1,276,194	31,940
IFB Ser. 05-82, Class SI, IO, 0.715s, 2035	1,280,795	31,820
IFB Ser. 04-54, Class SW, IO, 0.678s, 2033	178,672	4,218
IFB Ser. 05-87, Class SE, IO, 0.665s, 2035	2,997,238	73,046
IFB Ser. 05-58, Class IK, IO, 0.615s, 2035	337,414	12,937
Ser. 02-T4, Class A4, 9 1/2s, 2041	465,719	489,647
Ser. 06-20, Class IP, IO, 8s, 2030	90,916	19,265
Ser. 04-W2, Class 5A, 7 1/2s, 2044	533,399	556,183
Ser. 03-W4, Class 4A, 7 1/2s, 2042	165,985	172,175
Ser. 02-W1, Class 2A, 7 1/2s, 2042	268,386	277,545
Ser. 01-T10, Class A2, 7 1/2s, 2041	170,590	176,692
Ser. 02-T4, Class A3, 7 1/2s, 2041	157,220	162,885
Ser. 02-T6, Class A2, 7 1/2s, 2041	60,799	62,892
Ser. 01-T12, Class A2, 7 1/2s, 2041	182,457	188,976
Ser. 01-T7, Class A1, 7 1/2s, 2041	536,081	553,965
Ser. 99-T2, Class A1, 7 1/2s, 2039	330,627	344,421
Ser. 00-T6, Class A1, 7 1/2s, 2030	151,066	156,633
Ser. 02-W3, Class A5, 7 1/2s, 2028	30,081	31,213
Ser. 02-26, Class A1, 7s, 2048	114,482	117,375
Ser. 03-W8, Class 2A, 7s, 2042	464,214	477,097
Ser. 02-T16, Class A2, 7s, 2042	705,611	724,625
Ser. 02-14, Class A1, 7s, 2042	209,523	214,681
Ser. 03-W10, Class 1, IO, 1.959s, 2043	1,393,309	62,188
Ser. 03-W8, Class 12, IO, 1.638s, 2042	2,913,726	107,570
Ser. 03-W6, Class 11, IO, 1.286s, 2035	259,103	532
Ser. 03-W17, Class 12, IO, 1.154s, 2033	1,379,122	40,154
Ser. 02-T18, IO, 0.524s, 2042	7,988,645	92,248
Ser. 02-T4, IO, 0.45s, 2041	472,137	4,032
Ser. 02-26, IO, 0.241s, 2048	21,167,250	102,530
Ser. 03-W6, Class 21, IO, 0.004s, 2042	427,141	7
Ser. 05-113, Class DO, Principal only (PO), zero %,
2036	840,908	661,254
Ser. 363, Class 1, PO, zero %, 2035	1,441,092	1,017,395
Ser. 361, Class 1, PO, zero %, 2035	604,532	459,484
Ser. 04-38, Class AO, PO, zero %, 2034	462,204	327,587
Ser. 342, Class 1, PO, zero %, 2033	167,629	125,146
Ser. 02-82, Class TO, PO, zero %, 2032	107,131	81,704
Ser. 04-61, Class CO, PO, zero %, 2031	244,000	181,361
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	550,007	574,391
Ser. T-42, Class A5, 7 1/2s, 2042	53,950	55,687
Ser. T-41, Class 3A, 7 1/2s, 2032	323,395	335,141
Ser. T-60, Class 1A2, 7s, 2044	577,061	593,703
Ser. T-41, Class 2A, 7s, 2032	40,885	41,862
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,

7.59s, 2025	225,000	160,726
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	224,733
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	129,011
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	298,535
Freddie Mac
FRB Ser. 3003, Class XF, zero %, 2035	253,313	267,443
FRB Ser. 2958, Class FB, zero %, 2035	411,084	397,983
FRB Ser. 3024, Class CF, zero %, 2034	288,817	293,598
FRB Ser. 3046, Class UF, zero %, 2033	105,672	107,163
IFB Ser. 3153, Class UK, 7.207s, 2036	98,715	103,787
IFB Ser. 3182, Class PS, 7 1/8s, 2032	201,000	209,865
IFB Ser. 3153, Class SX, 6.406s, 2036	159,009	160,823
IFB Ser. 3081, Class DC, 5.001s, 2035	127,722	118,691
IFB Ser. 2976, Class LC, 4.735s, 2035	99,606	93,098
IFB Ser. 2976, Class KL, 4.698s, 2035	236,191	220,111
IFB Ser. 2990, Class DP, 4.588s, 2034	202,239	190,038
IFB Ser. 3153, Class UT, 4.331s, 2036	97,913	88,502
IFB Ser. 3072, Class SM, 4.111s, 2035	96,150	85,014
IFB Ser. 3072, Class SB, 3.965s, 2035	96,150	84,515
IFB Ser. 3065, Class DC, 3.754s, 2035	193,169	168,529
IFB Ser. 3031, Class BS, 3.303s, 2035	273,871	240,731
IFB Ser. 2990, Class LB, 3.224s, 2034	244,019	213,021
IFB Ser. 2990, Class WP, 3.177s, 2035	158,549	145,610
IFB Ser. 2927, Class SI, IO, 3.131s, 2035	371,521	38,669
IFB Ser. 2538, Class SH, IO, 2.181s, 2032	56,113	3,615
IFB Ser. 2828, Class GI, IO, 2.131s, 2034	405,862	36,330
IFB Ser. 2869, Class SH, IO, 1.931s, 2034	211,941	11,686
IFB Ser. 2869, Class JS, IO, 1.881s, 2034	1,003,940	54,296
IFB Ser. 2882, Class SL, IO, 1.831s, 2034	211,621	14,348
IFB Ser. 2815, Class PT, IO, 1.681s, 2032	401,628	23,526
IFB Ser. 2594, Class SE, IO, 1.681s, 2030	376,921	16,961
IFB Ser. 2828, Class TI, IO, 1.681s, 2030	187,089	10,465
IFB Ser. 3033, Class SF, IO, 1.431s, 2035	283,611	10,104
IFB Ser. 3028, Class ES, IO, 1.381s, 2035	929,545	56,536
IFB Ser. 2922, Class SE, IO, 1.381s, 2035	562,233	24,422
IFB Ser. 3045, Class DI, IO, 1.361s, 2035	252,294	9,995
IFB Ser. 3136, Class NS, IO, 1.331s, 2036	226,924	11,766
IFB Ser. 3118, Class SD, IO, 1.331s, 2036	956,181	36,454
IFB Ser. 3054, Class CS, IO, 1.331s, 2035	206,361	8,835
IFB Ser. 3107, Class DC, IO, 1.331s, 2035	438,398	26,470
IFB Ser. 2927, Class ES, IO, 1.331s, 2035	299,214	12,897
IFB Ser. 2924, Class SA, IO, 1.331s, 2035	798,564	32,442
IFB Ser. 3066, Class SI, IO, 1.331s, 2035	630,581	36,887
IFB Ser. 2950, Class SM, IO, 1.331s, 2016	414,240	20,518
IFB Ser. 3031, Class BI, IO, 1.321s, 2035	182,724	11,399
IFB Ser. 2962, Class BS, IO, 1.281s, 2035	1,240,044	55,579
IFB Ser. 3067, Class SI, IO, 1.281s, 2035	730,206	44,363
IFB Ser. 2986, Class WS, IO, 1.281s, 2035	228,674	6,763
IFB Ser. 3114, Class BI, IO, 1.281s, 2030	548,620	20,767
IFB Ser. 3114, Class TS, IO, 1.281s, 2030	1,401,138	57,148
IFB Ser. 3128, Class JI, IO, 1.261s, 2036	208,994	11,309
IFB Ser. 2990, Class LI, IO, 1.261s, 2034	359,104	20,249
IFB Ser. 3065, Class DI, IO, 1.251s, 2035	139,894	8,032
IFB Ser. 3114, Class GI, IO, 1.231s, 2036	188,903	10,980
IFB Ser. 3145, Class GI, IO, 1.231s, 2036	168,563	9,673
IFB Ser. 3174, Class BS, IO, 1.151s, 2036	169,993	6,340
IFB Ser. 3081, Class DI, IO, 1.111s, 2035	164,262	7,678
IFB Ser. 2988, Class AS, IO, 0.831s, 2035	113,568	3,240
IFB Ser. 3016, Class SP, IO, 0.741s, 2035	182,523	4,962
IFB Ser. 3016, Class SQ, IO, 0.741s, 2035	406,320	11,682
IFB Ser. 2937, Class SY, IO, 0.731s, 2035	175,650	4,611
IFB Ser. 2957, Class SW, IO, 0.631s, 2035	970,191	24,710
IFB Ser. 2815, Class S, IO, 0.631s, 2032	408,824	9,836
Ser. 236, PO, zero %, 2036	803,315	599,086
Ser. 231, PO, zero %, 2035	5,518,268	3,940,324
Ser. 228, PO, zero %, 2035	1,436,897	1,069,391
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	466,000	441,107
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class F, 7.513s, 2033	41,000	43,226
GMAC Commercial Mortgage Securities, Inc. Ser. 04-C2,
Class A4, 5.301s, 2038	310,000	302,188
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 4.909s, 2034	256,460	245,630
IFB Ser. 05-84, Class SL, 2.938s, 2035	248,917	214,932
IFB Ser. 04-86, Class SW, IO, 1.372s, 2034	472,407	23,049
IFB Ser. 06-26, Class S, IO, 1.122s, 2036	520,421	22,429
IFB Ser. 05-65, Class SI, IO, 0.972s, 2035	238,695	8,701
IFB Ser. 05-68, Class KI, IO, 0.922s, 2035	1,310,000	64,533
IFB Ser. 05-68, Class SI, IO, 0.922s, 2035	1,606,157	63,712
IFB Ser. 06-14, Class S, IO, 0.872s, 2036	420,693	14,036
IFB Ser. 05-68, Class S, IO, 0.822s, 2035	940,126	33,729
IFB Ser. 05-28, Class SA, IO, 0.822s, 2035	1,195,855	36,592
IFB Ser. 05-51, Class SJ, IO, 0.822s, 2035	476,172	17,593
IFB Ser. 05-60, Class SJ, IO, 0.402s, 2034	781,079	17,923
GS Mortgage Securities Corp. II Ser. 04-GG2, Class A6,
5.396s, 2038	316,000	309,755
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.619s, 2015	95,000	95,534
Ser. 98-C1, Class F, 6s, 2030	99,000	98,272
Ser. 03-C1, Class X1, IO, 0.293s, 2040	7,353,620	133,224
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	140,000	137,554
Ser. 06-CB14, Class AM, 5.446s, 2044	145,000	142,575
Ser. 05-CB11, Class A4, 5.335s, 2037	474,000	476,963
Ser. 05-LDP2, Class AM, 4.78s, 2042	50,000	46,665
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	48,485,183	41,667
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 04-FL1A, Class X1A, IO, 1.003s, 2019	361,370	1,194
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	119,000	104,944
LB-UBS Commercial Mortgage Trust Ser. 04-C7, Class A6,

4.786s, 2029		128,000	120,348
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.126s, 2040		6,473,194	68,319
Ser. 06-C1, Class XCL, IO, 0.071s, 2041		12,456,836	134,765
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 03-LLFA, Class L, 9.109s, 2014		170,000	170,175
FRB Ser. 04-LLFA, Class H, 6.319s, 2017		66,000	66,268
Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class H, 6.715s, 2040		156,000	147,860
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3,
Class E, 6.94s, 2030		49,000	51,540
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	261,794
Ser. 05-HQ6, Class A4A, 4.989s, 2042		293,000	278,264
Ser. 04-HQ4, Class A7, 4.97s, 2040		151,000	143,951
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039		360,000	250,204
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.248s, 2030		78,000	79,638
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010		100,000	93,427
Ser. 00-C2, Class J, 6.22s, 2033		76,000	76,349
Pure Mortgages 144A FRB Ser. 04-1A, Class F, 8.714s,
2034 (Ireland)		255,000	256,492
Quick Star PLC FRB Ser. 1, Class D, 5.59s, 2011
(United Kingdom)	GBP	71,586	133,636
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 5.763s, 2014 (Ireland)	GBP	70,000	130,676
FRB Ser. 05-CT1A, Class D, 5.702s, 2014 (Ireland)	GBP	144,678	270,085
FRB Ser. 04-2A, Class D, 3.992s, 2014 (Ireland)	EUR	88,077	112,386
FRB Ser. 04-2A, Class C, 3.592s, 2014 (Ireland)	EUR	37,440	47,773
URSUS EPC 144A FRB Ser. 1-A, Class D, 5.64s, 2012
(Ireland)	GBP	80,286	149,878
Wachovia Bank Commercial Mortgage Trust Ser. 04-C15,
Class A4, 4.803s, 2041		$226,000	211,967
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.669s, 2018		100,000	99,166
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036		87,000	82,059

Total collateralized mortgage obligations (cost $47,839,376)			$45,501,042

FOREIGN GOVERNMENT BONDS AND NOTES (28.1%)(a)

		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	2,900,000	$2,442,973
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	3,000,000	3,820,344
Canada (Government of) bonds 5 3/4s, 2033 (Canada)	CAD	750,000	806,881
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	1,764,659
Export Development Canada government bonds 4s, 2007
(Canada)		$1,000,000	988,000
France (Government of) bonds 4s, 2013	EUR	63	81
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	1,190,519	1,642,150
Ireland (Republic of) bonds 5s, 2013	EUR	1,700,000	2,322,346
Italy (Republic of) unsub. notes Ser. 11, Tranche 1,
3 1/8s, 2010	CHF	1,900,000	1,568,804
Japan (Government of) bonds Ser. 239, 0.2s, 2007	JPY	750,000,000	6,512,126
Netherlands (Government of) bonds 5s, 2012	EUR	4,500,000	6,112,359
Quebec (Province of) notes 5s, 2009 (Canada)		$500,000	495,866
Spain (Kingdom of) bonds 5s, 2012	EUR	3,000,000	4,073,337
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	594,114
United Kingdom treasury bonds 4 1/4s, 2036	GBP	610,000	1,144,521
United Kingdom treasury bonds 2 1/2s, 2009	GBP	425,000	2,002,120

Total foreign government bonds and notes (cost $34,572,191)			$36,290,681

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (17.2%)(a)

		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, July 1, 2034		$3,502	$3,491
5 1/2s, June 1, 2035		167,587	163,444
5 1/2s, April 1, 2020		174,466	172,557
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		611,912	628,022
7s, February 1, 2016		27,576	28,244
6 1/2s, with due dates from September 1, 2032 to
October 1, 2033		1,040,228	1,055,519
6s, with due dates from August 1, 2034 to March 1, 2035		78,699	78,425
5 1/2s, with due dates from August 1, 2035 to
April 1, 2036		1,191,687	1,158,870
5 1/2s, with due dates from May 1, 2009 to
October 1, 2020		898,112	889,043
5 1/2s, TBA, August 1, 2036		6,700,000	6,506,328
5s, with due dates from July 1, 2021 to
September 1, 2035		1,023,335	969,943
5s, May 1, 2020		38,797	37,747
5s, TBA, August 1, 2021		3,400,000	3,303,047
4 1/2s, March 1, 2020		15,546	14,875
4 1/2s, TBA, September 1, 2021		2,700,000	2,575,758
4 1/2s, TBA, August 1, 2021		4,000,000	3,819,688
4s, with due dates from May 1, 2019 to
September 1, 2020		810,944	757,070

Total U.S. government agency mortgage obligations (cost $22,132,330)			$22,162,071

U.S. TREASURY OBLIGATIONS (0.6%)(a) (cost $756,441)

		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$743,708

ASSET-BACKED SECURITIES (14.7%)(a)

		Principal amount	Value

Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		$89,225	$82,979
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.885s, 2035		37,000	29,389
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 05-HE1, Class A3, 5.675s, 2035		47,014	47,057
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.509s, 2034		1,136,355	5,878
Ser. 05-E, Class 2, IO, 0.306s, 2035		2,681,000	18,686
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.399s, 2011		80,000	81,192
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	80,379
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)		50,000	49,563
Ser. 04-HE8N, Class A1, 5s, 2034		431	430
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		14,586	14,495
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.635s, 2034		81,000	80,899
FRB Ser. 06-EC1, Class M9, 7.385s, 2035		100,000	82,094
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.635s, 2036		100,000	90,563
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		136,432	98,018
Ser. 00-A, Class A2, 7.575s, 2030		38,090	26,530
Ser. 99-B, Class A4, 7.3s, 2016		171,467	115,025
Ser. 99-B, Class A3, 7.18s, 2015		273,758	180,552
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.119s, 2010		250,000	256,680
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011		20,958	20,571
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.869s, 2011 (Cayman
Islands)		187,363	195,662
FRB Ser. 04-AA, Class B3, 8.719s, 2011 (Cayman Islands)		45,550	46,562
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.449s, 2010		170,000	172,858
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034		16,556	16,336
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		10,763	10,714
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		25,000	23,761
Chester Asset Receivables Dealings PLC FRB Ser. 02-B,
Class C, 4.159s, 2009 (United Kingdom)	EUR	240,000	309,302
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.885s, 2035		$76,000	63,413
FRB Ser. 05-HE4, Class M12, 7.435s, 2035		91,000	73,035
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		372,634	82,656
Ser. 00-2, Class A4, 8.48s, 2030		74,193	73,869
Ser. 00-4, Class A6, 8.31s, 2032		781,000	663,990
Ser. 00-5, Class A7, 8.2s, 2032		192,000	162,336
Ser. 00-1, Class A5, 8.06s, 2031		159,344	137,861
Ser. 00-4, Class A5, 7.97s, 2032		56,000	44,513
Ser. 00-4, Class A4, 7.73s, 2031		125,775	118,480
Ser. 01-4, Class A4, 7.36s, 2033		325,000	313,742
Ser. 01-1, Class A5, 6.99s, 2032		449,000	408,907
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		14,731	14,663
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		8,878	8,714
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.302s, 2035		342,034	338,507
Ser. 06-0A5, Class X, IO, 1.167s, 2046		994,393	48,825
Ser. 05-2, Class 2X, IO, 1.16s, 2035		1,651,381	37,672
Ser. 05-9, Class 1X, IO, 0.712s, 2035		1,409,697	32,987
Countrywide Home Loans 144A IFB Ser. 05-R3, Class AS,
IO, 0.948s, 2035 (SN)		3,703,172	84,837
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034		42,985	42,555
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		179,000	181,464
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.636s, 2039		420,000	425,841
First Franklin Mortgage Loan NIM Trust 144A Ser.
04-FF7A, Class A, 5s, 2034 (Cayman Islands)		2,969	2,964
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		33,255	31,053
Ser. 04-3, Class A, 4 1/2s, 2034		7,445	7,404
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.849s, 2010		145,430	145,573
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 6.8s, 2042 (United Kingdom)		91,295	91,718
FRB Ser. 02-2, Class 1C, 6.75s, 2043 (United Kingdom)		70,000	70,569
FRB Ser. 03-2, Class 3C, 6.287s, 2043 (United Kingdom)	GBP	340,000	652,547
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	455,000	600,087
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$199,922	174,657
Ser. 94-4, Class B2, 8.6s, 2019		80,683	58,242
Ser. 99-5, Class A5, 7.86s, 2030		1,275,000	1,112,054
Ser. 95-4, Class B1, 7.3s, 2025		84,541	83,326
Ser. 99-3, Class A7, 6.74s, 2031		280,000	265,771
Ser. 99-3, Class A6, 6 1/2s, 2031		89,000	88,057
Ser. 99-1, Class A5, 6.11s, 2023		140,985	140,678
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		597,587	545,076
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.605s, 2045		1,011,743	27,823
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		170,180	169,445
GSMPS Mortgage Loan Trust 144A IFB Ser. 05-RP1,

Class 1AS, IO, 1.148s, 2035 (SN)		1,783,363	47,351
Guggenheim Structured Real Estate Funding, Ltd. FRB
Ser. 05-1A, Class E, 7.185s, 2030 (Cayman Islands)		250,000	250,000
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.65s, 2036 (Cayman Islands)		245,153	234,428
Holmes Financing PLC FRB Ser. 8, Class 2C, 6.227s,
2040 (United Kingdom)		57,000	57,125
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034		7,083	6,994
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 8.15s,
2037 (Cayman Islands)		300,000	300,000
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.885s, 2036		87,000	72,024
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.537s, 2039 (United Kingdom)	GBP	200,000	373,360
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026		$25,024	24,451
MASTR Adjustable Rate Mortgages Trust
Ser. 04-13, Class 3A6, 3.786s, 2034		224,000	213,192
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		225,464	5,028
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		599,708	1,679
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		63,444	19,033
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		2,535	2,521
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.549s, 2010		170,000	173,053
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.297s, 2035		445,624	441,446
Ser. 03-WM3N, Class N1, 8s, 2034		648	639
Ser. 04-WMC3, Class B3, 5s, 2035		66,000	64,556
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		2,352	2,325
Ser. 04-WM3N, Class N1, 4 1/2s, 2035		4,690	4,613
Ser. 04-WM2N, Class N1, 4 1/2s, 2034		2,641	2,613
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010		68,956	68,694
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.585s, 2034		50,000	50,745
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		15,176	15,093
Ser. 04-HB2, Class E, 5s, 2012		74,723	72,207
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.408s, 2035		517,244	515,224
Neon Capital, Ltd. 144A limited recourse sec. notes
Ser. 96, 1.458s, 2013 (Cayman Islands) (F) (g)		286,896	58,799
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		50,328	52,538
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		266,214	230,924
Ser. 00-A, Class A2, 7.765s, 2017		41,888	32,473
Ser. 00-D, Class A4, 7.4s, 2030		309,000	197,445
Ser. 02-B, Class A4, 7.09s, 2032		102,000	89,012
Ser. 01-D, Class A4, 6.93s, 2031		207,715	145,747
Ser. 01-C, Class A2, 5.92s, 2017		115,353	60,000
Ser. 02-C, Class A1, 5.41s, 2032		361,272	304,203
Ser. 01-E, Class A2, 5.05s, 2019		325,807	250,522
Ser. 02-A, Class A2, 5.01s, 2020		195,277	148,486
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		80,200	69,977
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.664s, 2018 (Ireland)		50,000	52,078
FRB Ser. 05-A, Class E, 9.764s, 2012 (Ireland)		53,000	54,092
Park Place Securities, Inc. 144A FRB Ser. 05-WCW2,
Class M11, 7.885s, 2035		73,000	55,138
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.45s, 2042 (United Kingdom)		120,000	121,405
FRB Ser. 4, Class 3C, 6.1s, 2042 (United Kingdom)		177,000	178,894
FRB Ser. 5, Class 2C, 5.95s, 2042 (United Kingdom)		49,000	49,181
FRB Ser. 6, Class 3C, 5.4s, 2042 (United Kingdom)	GBP	204,000	380,827
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 6.329s, 2011 (United Kingdom)		$120,000	121,424
FRB Ser. 04-2A, Class C, 6.209s, 2011 (United Kingdom)		100,000	100,776
Providian Gateway Master Trust 144A FRB Ser. 04-EA,
Class D, 6.299s, 2011		152,000	153,390
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.135s, 2035		79,000	69,953
Ser. 04-N10B, Class A1, 5s, 2034		11,820	11,768
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.165s, 2036		90,763	979
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.433s, 2038 (United Kingdom)	GBP	50,000	92,836
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		$5,540	1,939
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		21,746	2,175
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		32,180	6,039
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		6,965	3,483
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		4,127	495
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		5,167	517
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		12,887	12,840
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		1,027	1,025
Sasco Net Interest Margin Trust 144A Ser. 05-WF1A,
Class A, 4 3/4s, 2035		26,063	25,915
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)		2,682	2,661
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.885s, 2035		42,000	36,677
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.907s, 2034		43,542	43,704
Ser. 05-9, Class AX, IO, 0.937s, 2035		3,139,002	48,968
Ser. 04-19, Class 2A1X, IO, 0.549s, 2035		1,465,661	16,415
Structured Asset Investment Loan Trust 144A FRB Ser.
06-BNC2, Class B1, 7.885s, 2036		84,000	74,896
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.575s, 2015		408,647	408,519
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 4.991s, 2034		250,250	219,411

IFB Ser. 05-6, Class 5A8, 3.13s, 2035				331,940	259,630
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037 (Cayman Islands)				188,000	199,325
Wells Fargo Home Equity Trust 144A Ser. 04-2,
Class N2, 8s, 2034 (Cayman Islands)				11,189	11,189
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.319s, 2035				1,716,000	1,662,149
WFS Financial Owner Trust Ser. 04-3, Class D, 4.07s,
2012				36,732	36,214
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011				59,803	59,362

Total asset-backed securities (cost $19,640,622)					$18,996,895

CORPORATE BONDS AND NOTES (7.6%)(a)

				Principal amount	Value

Communication Services (0.3%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009				$100,000	$101,500
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031				60,000	74,294
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Netherlands)				150,000	160,183
					335,977

Conglomerates (0.1%)
Tyco International Group SA company guaranty 6 3/4s,
2011 (Luxembourg)				75,000	78,166

Consumer Cyclicals (0.1%)
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009				170,000	176,422

Consumer Staples (0.3%)
Comcast Corp. company guaranty 5.9s, 2016				155,000	149,580
CVS Corp. 144A pass-through certificates 6.117s, 2013				68,739	68,783
Echostar DBS Corp. sr. notes 5 3/4s, 2008				230,000	227,125
News America, Inc. debs. 7 1/4s, 2018				5,000	5,399
					450,887

Financial (1.9%)
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009
(Germany)			EUR	1,500,000	1,987,689
Bosphorus Financial Services, Ltd. 144A sec. FRN
6.97s, 2012 (Cayman Islands)				$275,000	272,935
CIT Group, Inc. sr. notes 7 3/4s, 2012				95,000	104,044
Nationwide Financial Services, Inc. notes 5 5/8s, 2015				35,000	34,053
					2,398,721

Government (3.6%)
European Investment Bank supranational bank bonds
3 1/2s, 2014 (Luxembourg)			CHF	700,000	599,737
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)			EUR	1,500,000	2,060,421
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)			CHF	2,375,000	1,987,283
					4,647,441

Health Care (0.1%)
Bayer Corp. 144A FRB 6.2s, 2008				$75,000	75,574

Transportation (0.1%)
BAA PLC company guaranty 4 1/2s, 2018 (United Kingdom)			EUR	155,000	190,957

Utilities & Power (1.1%)
AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013				$40,000	38,933
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013				265,000	256,528
Fortum Oyj sr. unsec. notes Ser. 14, 4 1/2s, 2016
(Finland)			EUR	255,000	323,753
National Fuel Gas Co. notes 5 1/4s, 2013				$40,000	38,771
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009				150,000	154,824
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)			EUR	505,000	669,833
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)				$31,034	2,588
					1,485,230

Total corporate bonds and notes (cost $8,590,279)					$9,839,375

PUCHASED OPTIONS OUTSTANDING (0.4%)(a)

		Contract		Expiration date/strike	Value
		amount		price

Option on an interest rate swap with Citibank, N.A. London for the right to pay a fixed rate of 4.555% versus
the six month EUR-EURIBOR-Telerate maturing on June 8, 2016.	EUR	4,730,000		Jun-11/$4.555	$110,751
Option on an interest rate swap with Citibank, N.A. London for the right to receive a fixed rate of 4.555%
versus the six month EUR-EURIBOR-Telerate maturing on June 8, 2016.	EUR	4,730,000		Jun-11/$4.555	134,410
Option on an interest rate swap with Lehman Brothers for the right to receive a fixed rate of 4.545% versus
the six month EUR-EURIBOR-Telerate maturing on June 9, 2016.	EUR	4,730,000		Jun-11/$4.545	131,573

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the right to pay a fixed rate
of 4.545% semi-annually versus the six month EUR-EURIBOR-Telerate maturing on June 9, 2016.	EUR	4,730,000		Jun-11/$4.545	110,449

Total Puchased Options Outstanding (cost $494,172)					$487,183

SHORT-TERM INVESTMENTS (6.5%)(a)

	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	7,769,879	$7,769,879
U.S. Treasury Bills for an effective yield of 4.752%,
August 17, 2006 (SEG)	$21,000	20,956
U.S. Treasury Bills for an effective yield of 4.747%,
August 17, 2006 (SEG)	5,000	4,989
U.S. Treasury Bills for an effective yield of 4.740%,
August 17, 2006 (SEG)	7,000	6,985
U.S. Treasury Bills for an effective yield of 4.735%,
August 17, 2006 (SEG)	2,000	1,996
U.S. Treasury Bills for an effective yield of 4.718%,
August 17, 2006 (SEG)	136,000	135,716
U.S. Treasury Bills for an effective yield of 4.700%,
August 17, 2006 (SEG)	483,000	481,990
U.S. Treasury Bills for an effective yield of 4.682%,
August 17, 2006 (SEG)	15,000	14,969

Total short-term investments (cost $8,437,480)		$8,437,480

TOTAL INVESTMENTS

Total investments (cost $142,462,891) (b)		$142,458,435

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/06 (aggregate face value $53,295,616) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,472,382	$4,397,746	10/18/06	$74,636
British Pound	4,819,936	4,765,457	9/20/06	54,479
Canadian Dollar	964,851	969,252	10/18/06	(4,401)
Czechoslovak Koruna	140,887	144,651	9/20/06	(3,764)
Euro	15,825,755	15,890,373	9/20/06	(64,618)
Hungarian Forint	163,141	169,219	9/20/06	(6,078)
Japanese Yen	19,659,350	19,941,836	8/16/06	(282,486)
Korean Won	2,345,918	2,412,310	8/16/06	(66,392)
Malaysian Ringgit	266,883	274,388	8/16/06	(7,505)
Mexican Peso	264,306	261,511	10/18/06	2,795
Norwegian Krone	536,420	534,079	9/20/06	2,341
Polish Zloty	453,661	453,510	9/20/06	151
Singapore Dollar	216,831	218,770	8/16/06	(1,939)
South African Rand	387,127	375,640	10/18/06	11,487
Swedish Krona	650,103	651,798	9/20/06	(1,695)
Swiss Franc	970,239	976,189	9/20/06	(5,950)
Taiwan Dollar	658,141	695,145	8/16/06	(37,004)
Thai Baht	162,565	163,742	8/16/06	(1,177)

Total				$(337,120)

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/06 (aggregate face value $27,660,085) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$2,629,567	$2,594,119	9/20/06	$(35,448)
Canadian Dollar	2,761,089	2,753,073	10/18/06	(8,016)
Danish Krone	1,152,148	1,172,093	9/20/06	19,945
Euro	4,256,788	4,225,376	9/20/06	(31,412)
Japanese Yen	6,746,284	6,732,524	8/16/06	(13,760)
New Zealand Dollar	5,154	5,116	10/18/06	(38)
Norwegian Krone	321,975	318,279	9/20/06	(3,696)
Singapore Dollar	322,548	321,342	8/16/06	(1,206)
Swedish Krona	1,557,693	1,551,127	9/20/06	(6,566)
Swiss Franc	7,814,606	7,987,036	9/20/06	172,430

Total				$92,233

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

90 day Bank Bill (Long)	85	$15,245,869	Dec-06	$(5,220)
Canadian Government Bond 10 yr (Short)	5	498,540	Sep-06	(1,967)
Euro-Bobl 5 yr (Long)	134	18,789,433	Sep-06	74,567
Euro-Bund 10 yr (Long)	24	3,576,883	Sep-06	18,318
Euro-Buxl Bond 30 yr (Long)	13	1,603,064	Sep-06	11,249
Euro-Dollar 90 day (Long)	11	2,599,300	Sep-06	(29,334)
Euro-Dollar 90 day (Short)	11	2,602,600	Mar-07	933
Euro-Dollar 90 day (Short)	62	14,655,250	Dec-06	(27,394)
Euro-Schatz 2 yr (Short)	183	24,329,200	Sep-06	(27,544)
Euro-Yen 90 day (Long)	118	25,525,673	Jun-07	13,565
Euro-Yen 90 day (Short)	59	12,726,741	Dec-07	(6,675)
Euro-Yen 90 day (Short)	59	12,804,733	Dec-06	(4,764)
Japanese Government Bond 10 yr (Long)	20	23,072,889	Sep-06	80,676
U.K. Gilt 10 yr (Long)	3	614,532	Sep-06	(2,474)
U.S. Treasury Bond 20 yr (Long)	80	8,662,500	Sep-06	140,386
U.S. Treasury Note 10 yr (Long)	27	2,862,844	Sep-06	18,700
U.S. Treasury Note 5 yr (Short)	336	35,017,500	Sep-06	(110,864)
U.S. Treasury Note 2 yr (Short)	127	25,840,531	Sep-06	5,572

Total				$147,730

WRITTEN OPTIONS OUTSTANDING at 7/31/06 (premiums received $368,699) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 0.60%
versus the six month JPY-LIBOR maturing on January 31, 2008.	JPY	3,137,500,000	Jan-07/$0.60	$109,492
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 1.165%
versus the one year JPY-LIBOR maturing on April 3, 2008.	JPY	2,519,922,000	Mar-07/$1.165	40,743
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a
fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.		$3,570,000	Jun-07/$4.55	272,844
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a
fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on July 5, 2017.		3,570,000	Jun-07/$4.55	8,878

Total				$431,957

TBA SALE COMMITMENTS OUTSTANDING at 7/31/06 (proceeds receivable $7,982,758) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, August 1, 2021	$1,700,000	8/17/06	$1,651,523
FNMA, 4 1/2s, September 1, 2021	4,000,000	9/18/06	3,815,938
FNMA, 4 1/2s, August 1, 2021	2,700,000	8/17/06	2,578,289

Total			$8,045,750

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,720,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	$(7,566)

	3,200,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	193,961

	4,100,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	209,800

Citibank, N.A.
NOK	21,600,000		7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(133,080)

EUR	2,700,000		7/14/10	2.7515%	6 month EUR-EURIBOR-Telerate	139,111

	$3,210,000		7/26/09	5.504%	3 month USD-LIBOR-BBA	(12,196)

JPY	548,100,000		4/26/11	6 month JPY-LIBOR-BBA	1.56125%	26,489

JPY	230,000,000		4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(24,402)

JPY	1,033,168,000	(E)	4/3/08	1 year JPY-LIBOR-BBA	1.165%	8,217

EUR	3,970,000		4/26/11	3.8345%	6 month EUR-EURIBOR-Telerate	3,289

JPY	73,000,000		4/21/36	6 month JPY-LIBOR-BBA	2.775%	9,417

	$160,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(980)

EUR	1,100,000		7/22/10	2.825%	6 month EUR-EURIBOR-Telerate	53,147

NOK	8,600,000		7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(47,361)

JPY	530,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	(99,644)

Credit Suisse First Boston International
	$932,200		7/9/14	4.945%	3 month USD-LIBOR-BBA	33,401

Credit Suisse International
EUR	993,000		7/17/21	6 month EUR-EURIBOR-Telerate	4.445%	17,153

CHF	7,020,000		7/17/09	2.555%	6 month CHF-LIBOR-BBA	(8,431)

CHF	1,424,000		7/17/21	3.3125%	6 month CHF-LIBOR-BBA	(12,446)

CHF	5,695,000		7/17/13	6 month CHF-LIBOR-BBA	2.9925%	25,942

EUR	3,841,000		7/17/13	4.146%	6 month EUR-EURIBOR-Telerate	(37,209)

EUR	4,635,000		7/17/09	6 month EUR-EURIBOR-Telerate	3.896%	17,657

GBP	284,000		4/3/36	715,462 GBP at maturity	6 month USD-LIBOR-BBA	19,403

	$284,000		3/21/16	3 month USD-LIBOR-BBA	5.20497%	(3,468)

EUR	9,446,000	(E)	3/7/08	3 month EUR-EURIBOR-Telerate	3.525%	(31,459)

EUR	19,329,000	(E)	2/10/08	3.313%	3 month EUR-EURIBOR-Telerate	119,886

Goldman Sachs Capital Markets, L.P.
	$131,000		5/3/16	5.565%	3 month USD-LIBOR-BBA	(357)

	480,000		4/7/14	5.33842%	3 month USD-LIBOR-BBA	(1,687)

JPMorgan Chase Bank, N.A.
CAD	5,000,000		3/1/08	3 month CAD-LIBOR-BBA	4.215%	32,429

JPY	496,000,000		7/24/13	1.7875%	6 month JPY-LIBOR-BBA	14,484

JPY	2,049,000,000		7/24/08	6 month JPY-LIBOR-BBA	0.905%	(9,463)

GBP	1,380,000		7/19/16	6 month GBP-LIBOR-BBA	5.045%	16,814

	$13,778,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	(11,486)

	4,462,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(32,258)

GBP	5,191,000		6/30/08	5.095%	6 month GBP-LIBOR-BBA	(13,210)

JPY	730,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(13,676)

	$487,000		8/2/15	4.657%	3 month USD-LIBOR-BBA	(24,086)

	2,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	168,534

	4,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	(234,284)

GBP	690,000		7/19/36	4.5975%	6 month GBP-LIBOR-BBA	(13,461)

	$8,000,000		5/10/07	4.062%	3 month USD-LIBOR-BBA	111,897

	26,000,000		12/23/15	5.036%	3 month USD-LIBOR-BBA	950,223

Lehman Brothers Special Financing, Inc.
JPY	1,000,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	298,702

	$50,000		4/10/15	5.41053%	3 month USD-LIBOR-BBA	(299)

	370,000		3/21/14	5.17596%	3 month USD-LIBOR-BBA	2,459

GBP	280,000		3/15/36	677,833 GBP at maturity	6 month GBP-LIBOR-BBA	33,427

Merrill Lynch Capital Services, Inc.
EUR	2,600,000		7/26/10	2.801%	6 month EUR-EURIBOR-Telerate	127,736

NOK	21,500,000		7/26/10	6 month NOK-NIBOR-NIBR	3.54%	(116,248)

JPY	740,000,000		12/15/07	0.7411%	6 month JPY-LIBOR-BBA	(581)

NOK	50,891,000	(E)	4/11/08	3 month NOK-NIBOR-NIBR	4.13%	(22,449)

	$1,650,000	(E)	11/22/16	4.1735%	3 month U.S. Bond Market Association	(15,992)
					Municipal Swap Index

	1,160,000	(E)	11/22/16	3 month USD-LIBOR-BBA	5.711%	14,338

Total						$1,720,137

(E) See Interest Rate Swap Contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$570,000	11/1/06	(7.5 bp plus beginning of period	Lehman Brothers AAA 8.5+ CMBS	$416
			nominal spread of Lehman Brothers	Index adjusted by modified duration
			AAA 8.5+ Commercial Mortgage	factor
			Backed Securities Index)

Credit Suisse International
EUR	3,238,000	4/26/11	2.14%	French Non-revised Consumer	(3,719)
				Price Index excluding tobacco

EUR	3,238,000	4/26/11	(2.15%)	Euro Non-revised Consumer Price	32,227
				Index excluding tobacco

GBP	284,000	4/3/36	3.1225%	GBP Non-revised Retail Price Index	(6,343)

Deutsche Bank AG London
	$570,000	11/1/06	(5 bp plus nominal spread of Lehman	Lehman Brothers AAA 8.5+ CMBS	379
			Brothers AAA 8.5+ Commercial	Index adjusted by modified duration
			Mortgage Backed Securities Index)	factor

Goldman Sachs Capital Markets, L.P.
	530,000	11/1/06	(5 bp plus change in spread on the	Lehman Brothers AAA 8.5+ CMBS	400
			Lehman Brothers AAA 8.5+	Index adjusted by modified duration
			Commercial Mortgage Backed	factor
			Securities Index multiplied by the
			modified duration factor)

Goldman Sachs International
	275,000	9/15/11	678 bp (1 month USD-LIBOR)	Ford Credit Auto Owner Trust	(385)
				Series 2005-B Class D

	1,770,000	12/1/06	(5 bp plus change in spread on the	Lehman Brothers Aaa 8.5+ CMBS	4,995
			Lehman Brothers Aaa 8.5+	Index adjusted by modified duration
			Commercial Mortgage Backed	factor
			Securities Index multiplied by the
			modified duration factor)

JPMorgan Chase Bank, N.A.
EUR	3,070,000	7/21/11	(2.295%)	Euro Non-revised Consumer Price	(964,631)
				Index excluding tobacco

EUR	3,070,000	7/21/11	2.2325%	Euro Non-revised Consumer Price	985,660
				Index excluding tobacco

EUR	2,450,000	6/16/14	2.245%	Euro Non-revised Consumer Price	160
				Index excluding tobacco

EUR	2,450,000	6/16/14	(2.275%)	Euro Non-revised Consumer Price	1,652
				Index excluding tobacco

Lehman Brothers Special Financing, Inc.
GBP	280,000	3/15/36	423,793 GBP at maturity	GBP Non-revised Retail Price Index	(6,795)

Total					$44,016

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)
Citibank, N.A.

DJ CDX NA HY Series 6 Index	$35		$27,750	6/20/11	(345 bp)	$(58)

DJ CDX NA HY Series 6 Index	223		13,750	6/20/11	(345 bp)	177

DJ CDX NA HY Series 6 Index 25-35% tranche	--		111,000	6/20/11	80 bp	(661)

DJ CDX NA HY Series 6 Index 25-35% tranche	--		55,000	6/20/11	74 bp	(506)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 6 Index	338		33,750	6/20/11	(345 bp)	225

DJ CDX NA HY Series 6 Index 25-35% tranche	--		135,000	6/20/11	74 bp	(1,163)

DJ CDX NA IG Series 5 Index 3-7% tranche	--		77,000	12/20/10	(115 bp)	(1,281)

DJ CDX NA IG Series 5 Index 3-7% tranche	--		92,000	12/20/10	(113 bp)	(1,456)

Goldman Sachs International
DJ CDX NA HY Series 6 Index	86		34,250	6/20/11	(345 bp)	(28)

DJ CDX NA HY Series 6 Index 25-35% tranche	--		137,000	6/20/11	85 bp	(551)

DJ CDX NA IG Series 6 Index	--		421,000	6/20/13	55 bp	252

DJ CDX NA IG Series 6 Index	181		421,000	6/20/13	(50 bp)	168

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6 Index	(85)		34,000	6/20/11	(345 bp)	(199)

DJ CDX NA HY Series 6 Index	204		27,250	6/20/11	(345 bp)	114

DJ CDX NA HY Series 6 Index	333		33,250	6/20/11	(345 bp)	222

DJ CDX NA HY Series 6 Index 25-35% tranche	--		136,000	6/20/11	96 bp	95

DJ CDX NA HY Series 6 Index 25-35% tranche	--		109,000	6/20/11	74 bp	(956)

DJ CDX NA HY Series 6 Index 25-35% tranche	--		133,000	6/20/11	72 bp	(1,265)

DJ CDX NA IG Series 4 Index 3-7% tranche	--		113,000	6/20/12	309 bp	6,667

DJ CDX NA IG Series 4 Index 3-7% tranche	--		99,000	6/20/10	(124.5 bp)	(2,439)

DJ iTraxx EUR Series 5 Index	1,912	EUR	355,000	6/20/13	(50 bp)	(769)

DJ iTraxx EUR Series 5 Index 6-9% tranche	--	EUR	355,000	6/20/13	53.5 bp	(235)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--		$77,000	12/20/12	246 bp	1,635

Morgan Stanley Capital Services, Inc.
DJ CDX NA HY Series 6 Index	(259)		34,500	6/20/11	(345 bp)	(374)

DJ CDX NA HY Series 6 Index	(169)		33,750	6/20/11	(345 bp)	(282)

DJ CDX NA HY Series 6 Index	(105)		21,000	6/20/11	(345 bp)	(176)

DJ CDX NA HY Series 6 Index	--		34,500	6/20/11	(345 bp)	(115)

DJ CDX NA HY Series 6 Index	343		34,250	6/20/11	(345 bp)	229

DJ CDX NA HY Series 6 Index 25-35% tranche	--		138,000	6/20/11	107.5 bp	792

DJ CDX NA HY Series 6 Index 25-35% tranche	--		135,000	6/20/11	106 bp	689

DJ CDX NA HY Series 6 Index 25-35% tranche	--		84,000	6/20/11	103.5 bp	336

DJ CDX NA HY Series 6 Index 25-35% tranche	--		138,000	6/20/11	88.5 bp	(346)

DJ CDX NA HY Series 6 Index 25-35% tranche	--		137,000	6/20/11	73 bp	(1,257)

DJ CDX NA HY Series 6 Index 25-35% tranche	559		34,375	6/20/11	(345 bp)	444

DJ CDX NA HY Series 6 Index 25-35% tranche	--		137,500	6/20/11	74 bp	(1,263)

DJ CDX NA IG Series 4 Index 3-7% tranche	--		721,000	6/20/10	(62 bp)	(1,665)

DJ CDX NA IG Series 4 Index 3-7% tranche	--		198,000	6/20/12	275 bp	8,246

DJ CDX NA IG Series 4 Index 3-7% tranche	--		113,000	6/20/10	(110.5 bp)	(2,226)

DJ CDX NA IG Series 5 Index 3-7% tranche	--		77,000	12/20/12	248 bp	1,720

DJ CDX NA IG Series 5 Index 3-7% tranche	--		77,000	12/20/10	(115 bp)	(1,281)

DJ iTraxx EUR Series 5 Index	--	EUR	355,000	6/20/13	(50 bp)	(2,673)

DJ iTraxx EUR Series 5 Index 6-9% tranche	--	EUR	355,000	6/20/13	57 bp	769

Total						$(445)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $129,194,494.

(b) The aggregate identified cost on a tax basis is $142,477,918, resulting in gross unrealized appreciation and depreciation of $4,028,621 and $4,048,104, respectively, or net unrealized depreciation of $19,483.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2006 was $239,795 or 0.2% of net assets.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $198,365. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of July 31, 2006, the aggregate values of these securities totaled $132,188. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $259,007 for the period ended July 31, 2006. During the period ended July 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $63,427,466 and $56,273,622, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

At July 31, 2006, liquid assets totaling $44,620,678 have been designated as collateral for open forward commitments, swap contracts, and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2006: (as a percentage of Portfolio Value)

Austria	5.8%
Canada	1.6
Cayman Islands	1.3
Denmark	1.2
France	1.6
Germany	2.8
Ireland	2.5
Italy	1.1
Japan	4.6
Luxembourg	0.5
Netherlands	4.4
Spain	2.9
United Kingdom	5.3
United States	63.7
Other	0.7

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006